SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
Summary of Changes in Stock Option Activity

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual life (in months)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2012	1,108,000	$5.28	36.2	81
Granted	85,000	$5.14	52.03	-
Exercised	(278,200)	$4.01
Forfeited	(132,968)	$7.06

Outstanding at December 31, 2012	781,832	$5.42	30.18	122

Vested and expected to vest at December 31, 2012	781,832	$5.42	30.18	122

Exercisable at December 31, 2012	644,832	$5.59	25.7	107

Schedule of Stock Options Outstanding

Options outstanding as of December 31, 2012	Exercise price	Weighted average remaining contractual life	Options exercisable as of December 31, 2012
		(In months)

300,000	$7.59	16.67	300,000
98,000	$4.09	21.83	73,500
83,332	$4.35	38.57	83,332
182,500	$3.53	37.70	155,000
33,000	$3.48	35.23	33,000
85,000	$5.14	52.03	-

781,832		30.18	644,832